Obligations under capital leases (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Guarantee deposit	$ 129	800
Lease Expiring Term	3 years	3 years
Fixed Interest Rate Under Capital Lease	6.49%	6.49%